REVENUE (Tables)	12 Months Ended
Jun. 30, 2018
Revenue [Abstract]
Schedule of Revenue	4 REVENUE

Amounts in R million	2018	2017	2016

Gold revenue	2 486.4	2 336.1	2 429.7
Silver revenue	4.0	3.8	3.4
Total revenue	2 490.4	2 339.9	2 433.1

Schedule of Market Risk

Amounts in R million	2018	2017	2016

10% increase in the Rand gold price	249.0	234.0	243.3
10% decrease in the Rand gold price	(249.0)	(234.0)	(243.3)